RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional information (Details) - USD ($)	Sep. 30, 2021	Mar. 25, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Minimum net tangible assets upon redemption of temporary equity	$ 5,000,001	$ 5,000,001
Redemption value per share	$ 10.00